WARRANT LIABILITY (Details 2)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Statement [Line Items]
Warrants Outstanding and Exercisable	2,980,774	2,980,774	7,639,968
July 30, 2020 [Member]
Statement [Line Items]
Warrants Outstanding and Exercisable			464,122
Exercise Price | $ / shares		$ 0.85
Expiry Date	Jul. 30, 2020	Jul. 30, 2020
September 25, 2023 [Member]
Statement [Line Items]
Warrants Outstanding and Exercisable	2,980,774	2,980,774	7,175,846
Exercise Price | $ / shares	$ 0.80
Expiry Date	Sep. 25, 2023	Sep. 25, 2023